COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2017	Oct. 31, 2017	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease expenses				$ 27,964	$ 264,825
Canadian [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease expire	Aug. 31, 2018
Bahamas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease expire			Mar. 31, 2018
US premises [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease expire		Oct. 31, 2020